Trade Receivables - Schedule of Allowance Against Trade Receivables (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Trade Receivables [Abstract]
Balance at the beginning of the year	$ 11,224	د.إ 41,213	د.إ 41,213
Provision during the period
Balance at the end of the period	$ 11,224	د.إ 41,213	د.إ 41,213